INCOME TAXES Schedule of components of earnings (loss) before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Canadian	$ 7,205	$ 15,480	$ 2,611
Foreign	53	4,215	(4,225)
Earnings (loss) before income taxes	$ 7,258	$ 19,695	$ (1,614)